Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Capital Lease Obligations [Abstract]
2015	$ 19,489	120,919
2016	15,006	93,107
2017	18,985	117,797
2018	13,135	81,498
2019 and thereafter	126,168	782,823
Total minimum lease payments	192,783	1,196,144
Less: amount representing interest	(98,721)	(612,526)
Present value of remaining minimum lease payments	$ 94,062	583,618